OPERATING LEASES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012
Effective Date					Jul. 01, 2010
Termination Date					Dec. 31, 2015
Lease term			initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years.		5 years with 2 tenant renewal options for 5 years each
Rent expense for the Fiscal Year	$ 22,584	$ 22,584	$ 67,753	$ 67,753	$ 90,338		$ 90,338
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2014	83,259		83,259		83,259	[1]
Fiscal year ended March 31, 2015	85,344		85,344		85,344	[1]
Fiscal year ended March 31, 2016	87,363		87,363		87,363	[1]
Fiscal year ended March 31, 2017	89,112		89,112		89,112	[1]
Fiscal year ended March 31, 2018	90,894		90,894		90,894	[1]
Total Minimum 5 year lease payments	$ 435,972		$ 435,972		$ 435,972	[1]

[1]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K